Financial risk management and financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial risk management and financial instruments	Financial risk management and financial instruments
Financial risk management
The Group’s operations are exposed to financial risks. To manage these risks efficiently, the Group has established guidelines in the form of a treasury policy that serves as a framework for the daily financial operations. The treasury policy stipulates the rules and limitations for the management of financial risks.
Financial risk management is centralized within Treasury which is responsible for the management of financial risks. Treasury manages and executes the financial management activities, including monitoring the exposure of financial risks, cash management, and maintaining a liquidity reserve. Treasury operates within the limits and policies authorized by the board of directors.
Capital management
The Group’s objectives when managing capital (cash and cash equivalents, short term investments, Exchangeable Notes, and equity) is to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and to maintain an optimal capital structure to reduce the cost of capital. The Group’s capital structure and dividend policy is decided by the board of directors. Treasury continuously reviews the Group’s capital structure considering, amongst other things, market conditions, financial flexibility, business risk, and growth rate. We have never declared or paid any cash dividends on our share capital, and we do not expect to pay dividends or other distributions on our ordinary shares in the foreseeable future.
On August 20, 2021, the Company announced that the board of directors had approved a program to repurchase up to $1.0 billion of the Company’s ordinary shares. Repurchases of up to 10,000,000 of the Company’s ordinary shares were authorized at the Company’s general meeting of shareholders on April 21, 2021. The repurchase program will expire on April 21, 2026. Since the commencement of this repurchase program, the Company has repurchased 469,274 shares for €91 million under the program. There were no repurchases for the year ended December 31, 2024.
The timing and actual number of shares repurchased depends on a variety of factors, including price, general business and market conditions, and alternative investment opportunities. The repurchase program is executed consistent with the Company’s capital allocation strategy of prioritizing investment to grow the business over the long term. The repurchase program does not obligate the Company to acquire any particular amount of ordinary shares, and the repurchase program may be suspended or discontinued at any time at the Company’s discretion. The Company uses current cash and cash equivalents and the cash flow it generates from operations to fund the share repurchase program.
The Group is not subject to any externally imposed capital requirements.
Credit risk management
Financial assets with respect to cash and cash equivalents and short term investments carry an element of risk that counterparties may be unable to fulfill their obligations. This exposure arises from the investments in liquid funds of banks and other counterparties. The Group mitigates this risk by adopting a risk averse approach in relation to the investment of surplus cash. The main objectives for investments are first, to preserve principal and secondarily, to maximize return given the rules and limitations of the treasury policy. Surplus cash is invested in counterparties and instruments considered to carry low credit risk. Investments are subject to credit rating thresholds and, at the time of investment, no more than 10% of surplus cash can be invested in any one issuer (excluding certain government bonds and investments in cash management banks). The weighted-average maturity of the portfolio shall not be greater than 2.25 years, and the final maturity of any investment is not to exceed 5 years. The Group shall maintain the ability to liquidate the majority of all investments (classified as cash and cash equivalents and short term investments) within 90 days. At December 31, 2024 and 2023, the financial credit risk was equal to the consolidated statement of financial position value of cash and cash equivalents and short term investments of €7,448 million and €4,214 million, respectively. No credit losses were incurred during 2024 or 2023 on these investments.
The credit risk with respect to the Group’s trade receivables is diversified geographically and among a large number of customers, private individuals, as well as companies in various industries, both public and private. The majority of the Group’s revenue is paid monthly in advance significantly lowering the credit risk incurred for these specific counterparties. Solvency information is generally required for credit sales within the Ad sales and Partner subscription business to minimize the risk of bad debt losses and is based on information provided by credit and business information from external sources.
Liquidity risk management
Liquidity risk is the Group’s risk of not being able to meet the short term payment obligations due to insufficient funds. The Group has internal control processes and contingency plans for managing liquidity risk. A centralized cash pooling process enables the Group to manage liquidity surpluses and deficits according to the actual needs at the group and subsidiary level. The liquidity management takes into account the maturities of financial assets and financial liabilities and estimates of cash flows from operations.
The Group’s policy is to have a strong liquidity position in terms of available cash and cash equivalents, and short term investments.

	2024	2023
	(in € millions)
Liquidity
Short term investments	2,667	1,100
Cash equivalents	3,550	2,111
Cash at bank and on hand	1,231	1,003
Liquidity position	7,448	4,214
Cash equivalents include investments in money market funds measured at fair value and classified as level 1 financial instruments in the fair value hierarchy.
Currency risk management
Transaction exposure relates to business transactions denominated in foreign currency required by operations (purchasing and selling) and/or financing (interest and amortization). The Group’s general policy is to hedge a portion of its transaction exposure on a case-by-case basis under the Group’s cash-flow hedging program by entering into multiple foreign exchange forward contracts. The Group does not enter into foreign exchange forward contracts greater than one year. The Group’s currency pairs used for cash flow hedges are Euro / U.S. dollar, Euro / Australian dollar, Euro / British pound, Euro / Swedish krona, Euro / Canadian dollar, and Euro / Norwegian krone. Translation exposure relates to net investments in foreign operations. The Group does not conduct translation risk hedging.
(i)Transaction exposure sensitivity
In most cases, the Group’s customers are billed in their respective local currency. Major payments, such as salaries, consultancy fees, and rental fees are settled in local currencies. Royalty payments are primarily in EUR and USD. Hence, the operational need to net purchase foreign currency is due primarily to a deficit from such settlements.
The table below shows the immediate impact on net income/loss before tax of a 10% strengthening in the closing exchange rate of significant currencies to which the Group had exposure at December 31, 2024 and 2023. The impact on net income/loss before tax is due primarily to monetary assets and liabilities in a transactional currency other than the functional currency of a subsidiary within the Group. The sensitivity associated with a 10% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

2024	Swedish krona (SEK)	British pound (GBP)	U.S. dollar (USD)
	(in € millions)
Increase/(decrease) in income before tax	(16)	(11)	70

2023	Swedish krona (SEK)	British pound (GBP)	U.S. dollar (USD)
	(in € millions)
(Increase)/decrease in loss before tax	(16)	(20)	60

(ii)Translation exposure sensitivity
Translation exposure exists due to the translation of the results and financial position of all of the Group entities that have a functional currency different from the presentation currency of Euro. The impact on the Group’s equity would be approximately €207 million and €127 million if the Euro weakened by 10% against all translation exposure currencies, based on the exposure at December 31, 2024 and 2023, respectively.
Interest rate risk management
Interest rate risk is the risk that changes in interest rates will have a negative impact on the Group’s earnings and cash flow. The Group’s exposure to interest rate risk is related to its interest-bearing assets, including its cash and cash equivalents and debt securities held at fair value through other comprehensive income. Fluctuations in interest rates impact the yield of the investment. The sensitivity analysis considered the historical volatility of short term interest rates and we determined that it was reasonably possible that a change of 100 basis points could be experienced in the near term. A hypothetical 100 basis point decrease or increase in interest rates would have resulted in a change in interest income earned on our cash and cash equivalents and short term investments of €54 million and €40 million for the years ended December 31, 2024 and 2023, respectively.
Financing risk management
The Group finances its operations through external borrowings, equity offerings, and cash flow from operations. The funding strategy has been to diversify funding sources. The external debt consisted of the Exchangeable Notes and lease liabilities.
Share price risk management
Share price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in the fair value of the Company’s ordinary share price. The Group’s exposure to this risk relates primarily to the outstanding Exchangeable Notes.
The Exchangeable Notes are re-measured at each reporting date using a valuation model using input data based on the Company’s share price. Changes in the fair value of this instrument are recognized in finance income or cost. All else being equal, an increase or decrease of share price will increase or decrease the value of the Exchangeable Notes. The Group has not entered into any hedging arrangement to mitigate these fluctuations.
Other share price risk
Social costs are payroll taxes associated with employee salaries and benefits, including share-based compensation that the Group is subject to in various countries in which the Group operates. Social costs are accrued at each reporting period based on the number of vested stock options and awards outstanding, the exercise price, and the Company’s share price. Changes in the accrual are recognized in operating expenses. An increase in share price will increase the accrued expense for social costs, and when the share price decreases, the accrued expense will become a reduction in social costs expense, all other things being equal, including the number of vested stock options and exercise price remaining constant. A 10% decrease or increase in the Company’s ordinary share price would have resulted in a change of €33 million in the accrual for social costs on outstanding share-based compensation awards at December 31, 2024, and a change ranging from €17 million to €18 million at December 31, 2023.
Investment risk
The Group is exposed to investment risk as it relates to changes in the market value of its long term investments, due primarily to volatility in the share price used to measure the investment and exchange rates. The majority of the Group’s long term investments relate to TME.
Insurance risk management
Insurance coverage is governed by corporate guidelines and includes a common package of different property and liability insurance programs. The business is responsible for assessing the risks to decide the extent of actual coverage. Treasury manages the common Group insurance programs.
Financial instruments
Foreign exchange forward contracts
Cash flow hedges
The Group’s currency pairs used for cash flow hedges are Euro / U.S. dollar, Euro / Australian dollar, Euro / British pound, Euro / Swedish krona, Euro / Canadian dollar, and Euro / Norwegian krone. The notional principal of foreign exchange contracts hedging the revenue and cost of revenue line items in the consolidated statement of operations was approximately €1,609 million and €1,014 million, respectively, as of December 31, 2024 and approximately €1,414 million and
€991 million as of December 31, 2023, respectively. The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2024:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	447	607	420	983	1,648	102
Cost of revenue	285	373	262	635	1,067	72
Total	732	980	682	1,618	2,715	174
The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2023:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	391	536	347	994	1,646	88
Cost of revenue	279	379	243	656	1,076	66
Total	670	915	590	1,650	2,722	154
Fair values
The carrying amounts of certain financial instruments, including cash and cash equivalents, trade and other receivables, restricted cash, trade and other payables, and accrued expenses and other liabilities approximate fair value due to their relatively short maturities. The Group measures its finance lease receivables as described in Note 2. The carrying amount of our finance lease receivables is considered to approximate their fair value at December 31, 2024. The Group measures its lease liabilities as described in Note 2. All other financial assets and liabilities are accounted for at fair value.
The following tables summarize, by major security type, the Group’s financial assets and liabilities that are measured at fair value on a recurring basis, and the category using the fair value hierarchy. The different levels have been defined in Note 2.

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2024
	(in € millions)
Financial assets at fair value
Cash equivalents:
Money market funds	3,550	—	—	3,550
Short term investments:
Money market funds	263	—	—	263
Government securities	676	9	—	685
Corporate notes	—	908	—	908
Collateralized reverse purchase agreements	—	695	—	695
Fixed income funds	116	—	—	116
Derivatives (designated for hedging):
Foreign exchange forwards	—	14	—	14
Long term investments	1,550	—	85	1,635
Total financial assets at fair value by level	6,155	1,626	85	7,866
Financial liabilities at fair value
Exchangeable Notes	—	—	1,539	1,539
Derivatives (designated for hedging):
Foreign exchange forwards	—	20	—	20
Total financial liabilities at fair value by level	—	20	1,539	1,559

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2023
	(in € millions)
Financial assets at fair value
Cash equivalents:
Money market funds	2,111	—	—	2,111
Short term investments:
Money market funds	181	—	—	181
Government securities	239	8	—	247
Corporate notes	—	320	—	320
Collateralized reverse purchase agreements	—	241	—	241
Fixed income funds	111	—	—	111
Derivatives (designated for hedging):
Foreign exchange forwards	—	9	—	9
Long term investments	1,154	—	61	1,215
Total financial assets at fair value by level	3,796	578	61	4,435
Financial liabilities at fair value
Exchangeable Notes	—	—	1,203	1,203
Derivatives (not designated for hedging):
Warrants	—	—	3	3
Derivatives (designated for hedging):
Foreign exchange forwards	—	14	—	14
Total financial liabilities at fair value by level	—	14	1,206	1,220
The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels at the end of each reporting period. During the years ended December 31, 2024 and 2023, there were no transfers between levels in the fair value hierarchy.
Recurring fair value measurements
Long term investment – Tencent Music Entertainment Group
The Group’s approximate 9% investment in TME is carried at fair value through other comprehensive income. The fair value of ordinary shares of TME is based on the ending New York Stock Exchange American depository share price. The fair value of the investment in TME may vary over time and is subject to a variety of risks including: company performance, macro-economic, regulatory, industry, USD to Euro exchange rate, and systemic risks of the equity markets overall.
The table below presents the changes in the investment in TME:

	2024	2023	2022
	(in € millions)
At January 1	1,154	1,094	852
Changes in fair value recorded in other comprehensive income	396	60	242
At December 31	1,550	1,154	1,094
A 10% decrease or increase in TME’s share price would have resulted in a fair value of the Group's long term investment in TME ranging from €1,395 million to €1,705 million at December 31, 2024 and €1,039 million to €1,270 million at December 31, 2023.
The following sections describe the valuation methodologies the Group uses to measure its Level 3 financial instruments at fair value on a recurring basis.
Warrants
On July 1, 2019, the Company sold, for €15 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited, an entity indirectly wholly owned by him. The exercise price of each warrant was US $190.09, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. On July 1, 2022 the warrants expired unexercised. Refer to Note 25.
On August 23, 2021, the Company issued, for €31 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited, an entity indirectly wholly owned by him. The exercise price of each warrant was US $281.63, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. On July 25, 2024, the Company issued 118,891 ordinary shares and 1,188,910 beneficiary certificates to Mr. Ek through D.G.E. Investments Limited upon the net settlement of the 800,000 warrants that were granted on August 23, 2021. Refer to Note 25. As of December 31, 2024 there were no outstanding warrants and as of December 31, 2023, the number of outstanding warrants was 800,000.
The outstanding warrants were measured on a recurring basis in the consolidated statement of financial position and were Level 3 financial instruments recognized at fair value through the consolidated statement of operations. The warrants were valued using a Black-Scholes option-pricing model, which includes inputs determined from models that include the value of the Company’s ordinary shares, as determined above and additional assumptions used to estimate the fair value of the warrants in the option pricing model as follows:

	2023	2022
Expected term (years)	0.65	1.65
Risk free rate (%)	5.12	4.52
Volatility (%)	40.0	55.0
Share price (US$)	187.91	78.95
The table below presents the changes in the warrants liability:

	2024	2023	2022
	(in € millions)
January 1	3	1	72
Changes in fair value recognized in consolidated statement of operations	33	2	(74)
Issuance of ordinary shares upon net settlement of warrants	(36)	—	—
Effect of changes in foreign exchange rates	—	—	3
At December 31	—	3	1
The warrant liability was included in derivative liabilities on the consolidated statement of financial position. The change in estimated fair value was recognized within finance income or costs in the consolidated statement of operations.
A 10% decrease or increase in the Company’s ordinary share price would have resulted in a fair value of the warrants ranging from €2 million to €6 million at December 31, 2023.
Long term investments – other
The Group has interests in certain long term investments, the most significant of which is our equity investment in DK Holdco, LLC (“DistroKid”), an independent digital music distribution service. These long term investments primarily represent unlisted equity securities carried at fair value through other comprehensive income. The fair values of these equity investments are generally determined using business enterprise values based on market transactions or by (i) applying market multiples to the projected financial performance and (ii) discounting the future value to its present value equivalent. The key assumptions used to estimate the fair value of these equity investments include market multiples of revenue or earnings before interest, income taxes, depreciation and amortization for benchmark companies used to estimate business enterprise value and discount rate.
The fair value of the long term investments may vary over time and is subject to a variety of risks including: company performance, macroeconomic, regulatory, industry, USD to Euro exchange rate, and systemic risks of the overall equity markets.
The table below presents the changes in the other long term investments:

	2024	2023	2022
	(in € millions)
At January 1	61	43	64
Initial recognition of long term investment	1	3	3
Changes in fair value recorded in other comprehensive income	19	16	(25)
Changes in fair value recognized in consolidated statement of operations	1	—	(1)
Return of capital	(2)	—	—
Effect of changes in foreign exchange rates	5	(1)	2
At December 31	85	61	43

Exchangeable Notes
On March 2, 2021, the Company’s wholly owned subsidiary, Spotify USA Inc. issued US $1,500 million aggregate principal amount of 0% Exchangeable Notes due 2026, which included the initial purchasers’ exercise in full of their option to purchase an additional US $200 million principal amount of the Exchangeable Notes. The Exchangeable Notes will mature on March 15, 2026, unless earlier repurchased, redeemed or exchanged. The Exchangeable Notes are fully and unconditionally guaranteed, on a senior, unsecured basis by the Company.
The table below presents the changes in the Exchangeable Notes:

	2024	2023
	(in € millions)
At January 1	1,203	1,128
Changes in fair value recognized in consolidated statement of operations	240	97
Changes in fair value recorded in other comprehensive income	8	14
Effect of changes in foreign exchange rates	88	(36)
At December 31	1,539	1,203
The change in estimated fair value is recognized within finance (costs)/income in the consolidated statement of operations, excluding changes in fair value due to changes in the Issuer’s own credit risk, which are recognized in other comprehensive income and will not be reclassified to the consolidated statement of operations.
The fair value of the Exchangeable Notes was estimated using a combination of a binomial option pricing model and prices observed for the Exchangeable Notes in an over-the-counter market on the last trading day of the reporting period. A weight of 50% was applied to the binomial option pricing model and a weight of 50% was applied to the price of the Exchangeable Notes in the over-the-counter market on the last trading day of the reporting period. The key assumptions used in the binomial option pricing model for the Exchangeable Notes were as follows:

	2024	2023
Risk free rate (%)	4.18	4.18
Discount rate (%)	5.95	6.45
Volatility (%)	40.0	45.0
Share price (US$)	447.38	187.91
A decrease or increase of 10 percentage points in volatility would have resulted in a fair value of the Exchangeable Notes ranging from €1,512 million to €1,567 million at December 31, 2024. A 10% decrease or increase in the Company’s ordinary share price would have resulted in a fair value of the Exchangeable Notes ranging from €1,509 million to €1,575 million at December 31, 2024. A decrease or increase of 100 basis points in credit spread would have resulted in a fair value of the Exchangeable Notes ranging from €1,544 million to €1,534 million at December 31, 2024.